Commitment (Details) - Schedule of operating lease commitment	Sep. 30, 2021 USD ($)
Schedule of operating lease commitment [Abstract]
2022	$ 77,661
2023	77,661
2024	77,661
2025	77,661
2026	77,661
Thereafter	97,076
Total	$ 485,381